Share Capital (Details) - Schedule of Stock Options - Stock options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Capital (Details) - Schedule of Stock Options [Line Items]
Number of options, Balance	3,662,167	3,115,832
Weighted average exercise price, Balance	$ 3.18	$ 1.56
Number of options, Options Granted	1,186,000	2,702,000
Weighted average exercise price, Options Granted	$ 3.47	$ 3.72
Number of options, Options exercised	(445,000)	(1,838,331)
Weighted average exercise price, Options exercised	$ 1.82	$ 1.23
Number of options, Options forfeited	(446,000)	(317,334)
Weighted average exercise price, Options forfeited	$ 3.66	$ 3.13
Number of options, Balance	3,957,167	3,662,167
Weighted average exercise price, Balance	$ 3.37	$ 3.18